Financial Debt - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Discount rate, measurement input [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
Revenue Projections [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
-25% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And Decrease In Discount Rates.	€ 9,373
-25% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No Change In Revenue Projections And Decrease In Discount Rates.	9,724
-25% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And Decrease In Discount Rates.	9,963
+0% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And No Change In Discount Rates.	8,456
+0% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No change In Revenue Projections And No change In Discount Rates.	8,871
+0% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And No Change In Discount Rates.	9,156
+25% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And Increase In Discount Rates.	7,662
+25% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No change In Revenue Projections And Increase In Discount Rates.	8,121
+25% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And Increase In Discount Rates.	€ 8,443